UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864
                                                      --------

                            OPPENHEIMER BALANCED FUND
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    9.1%
--------------------------------------------------------------------------------
Media                                                                       4.7
--------------------------------------------------------------------------------
Tobacco                                                                     4.1
--------------------------------------------------------------------------------
Oil & Gas                                                                   2.7
--------------------------------------------------------------------------------
Biotechnology                                                               2.7
--------------------------------------------------------------------------------
Commercial Banks                                                            2.7
--------------------------------------------------------------------------------
Aerospace & Defense                                                         2.5
--------------------------------------------------------------------------------
Capital Markets                                                             2.4
--------------------------------------------------------------------------------
Insurance                                                                   2.0
--------------------------------------------------------------------------------
Pharmaceuticals                                                             1.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         3.6%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.9
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.8
--------------------------------------------------------------------------------
UBS AG                                                                      2.0
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              2.0
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              1.9
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                   1.8
--------------------------------------------------------------------------------
Wachovia Corp.                                                              1.7
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.4
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                  1.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                         10 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

       Stocks                              48.6%
       Bonds and Notes                     44.7
       Cash Equivalents                     6.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                         11 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         12 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         13 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING       EXPENSES
                                    ACCOUNT       ACCOUNT      PAID DURING
                                    VALUE         VALUE        6 MONTHS ENDED
                                    (10/1/06)     (3/31/07)    MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                      $1,000.00     $1,078.70    $ 5.40
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00      1,019.75      5.25
--------------------------------------------------------------------------------
Class B Actual                       1,000.00      1,074.10     10.08
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00      1,015.26      9.79
--------------------------------------------------------------------------------
Class C Actual                       1,000.00      1,074.00      9.87
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00      1,015.46      9.59
--------------------------------------------------------------------------------
Class N Actual                       1,000.00      1,076.80      7.48
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00      1,017.75      7.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.04%
-------------------------------
Class B               1.94
-------------------------------
Class C               1.90
-------------------------------
Class N               1.44

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         14 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS   March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--52.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Liberty Media Holding Corp.-Interactive, Series A 1                                                       440,200   $    10,485,564
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.7%
Liberty Global, Inc., Series A 1                                                                          635,277        20,919,672
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                                          644,261        19,740,157
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                            81,020         8,960,002
                                                                                                                    ----------------
                                                                                                                         49,619,831

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Office Depot, Inc. 1                                                                                      240,900         8,465,226
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Cl. A 1                                                                       185,100         3,920,418
------------------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                                  85,400         6,913,130
                                                                                                                    ----------------
                                                                                                                         10,833,548

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                                       126,100         3,141,151
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.1%
Altria Group, Inc.                                                                                        337,600        29,644,656
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                                185,800        14,048,338
                                                                                                                    ----------------
                                                                                                                         43,692,994

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.0%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                                                                                           109,000         3,459,660
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
BP plc, ADR                                                                                                87,800         5,685,050
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                         190,200        14,350,590
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                                        29,000         3,087,050
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                                27,900         2,776,329
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                        129,000         2,888,929
                                                                                                                    ----------------
                                                                                                                         28,787,948

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
E*TRADE Financial Corp. 1                                                                                 224,200         4,757,524
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                    358,040        21,273,495
                                                                                                                    ----------------
                                                                                                                         26,031,019


                         15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Wachovia Corp.                                                                                            325,462   $    17,916,683
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                         299,900        10,325,557
                                                                                                                    ----------------
                                                                                                                         28,242,240

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.5%
American Express Co.                                                                                       98,400         5,549,760
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                               136,000        10,262,560
                                                                                                                    ----------------
                                                                                                                         15,812,320

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp.                                                                                     199,354        10,171,041
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Everest Re Group Ltd.                                                                                     107,100        10,299,807
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                           141,300         4,937,022
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                       179,600         5,761,568
                                                                                                                    ----------------
                                                                                                                         20,998,397

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.2%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Amgen, Inc. 1,2                                                                                           126,000         7,040,880
------------------------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                                                                   340,500         1,242,825
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                                             464,000         4,927,680
------------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                                         113,400         4,126,626
------------------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                                             457,200        11,137,392
                                                                                                                    ----------------
                                                                                                                         28,475,403

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Beckman Coulter, Inc.                                                                                      88,400         5,647,876
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                                 261,100         3,796,394
                                                                                                                    ----------------
                                                                                                                          9,444,270

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
WellPoint, Inc. 1                                                                                          98,400         7,980,240
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.9%
Medicines Co. (The) 1                                                                                     107,200         2,688,576
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                          143,500         7,839,405
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                                    213,000         9,267,630
                                                                                                                    ----------------
                                                                                                                         19,795,611


                         16 | OPPENHEIMER BALANCED FUND

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.6%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
Boeing Co.                                                                                                 58,700   $     5,219,017
------------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                                  61,200         2,806,632
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                                  274,417         5,142,575
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                                 88,070         2,805,030
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                 170,500        11,082,500
                                                                                                                    ----------------
                                                                                                                         27,055,754

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
Siemens AG, Sponsored ADR                                                                                 175,200        18,781,440
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Navistar International Corp. 1                                                                             76,600         3,504,450
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. 1                                                                                     288,000         7,352,640
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                                  131,800         2,593,824
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                             60,400         2,576,664
                                                                                                                    ----------------
                                                                                                                         12,523,128

------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Hutchinson Technology, Inc. 1                                                                             158,200         3,693,970
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                      63,200         5,957,232
                                                                                                                    ----------------
                                                                                                                          9,651,202

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
eBay, Inc. 1                                                                                              227,300         7,534,995
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                             94,700         2,963,163
                                                                                                                    ----------------
                                                                                                                         10,498,158

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Texas Instruments, Inc.                                                                                   339,800        10,227,980
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--9.1%
Compuware Corp. 1                                                                                         678,929         6,443,036
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                         1,105,400        30,807,498
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          1,049,500         7,577,390
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                          502,100        13,170,083
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                                   1,911,047        38,488,487
                                                                                                                    ----------------
                                                                                                                         96,486,494


                         17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.0%
Martin Marietta Materials, Inc.                                                                            27,300   $     3,690,960
------------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                                     41,900         3,164,707
------------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                       29,900         3,482,752
                                                                                                                    ----------------
                                                                                                                         10,338,419

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Companhia Vale do Rio Doce, Sponsored ADR                                                                 136,200         4,260,336
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Reliant Energy, Inc. 1                                                                                    375,600         7,632,192
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
AES Corp. (The) 1                                                                                         539,700        11,614,344
------------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 1                                                                                            321,400         2,976,164
                                                                                                                    ----------------
                                                                                                                         14,590,508
                                                                                                                    ----------------
Total Common Stocks (Cost $418,419,087)                                                                                 550,986,524

                                                                                                            UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                                  11,758             1,117

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.6%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 3                                         $       890,000           890,784
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.38%, 4/20/08 3                                                                  630,000           630,285
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 3                                                                2,262,764         2,271,482
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 3                                                               1,250,000         1,249,586
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                       2,140,000         2,124,629
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                                   148,710           148,232
Series 2005-D, Cl. AV2, 5.59%, 10/25/35 3                                                               1,707,998         1,709,352
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.42%, 5/16/36 3                                                                1,570,000         1,570,362
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                                       310,000           303,066
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 3                                                 889,924           884,005


                         18 | OPPENHEIMER BALANCED FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 3                                                           $        31,485   $        31,514
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 3                                                             1,700,000         1,694,941
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 3                                                                500,460           500,801
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3                                                               420,000           418,684
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 3                                                                920,000           919,790
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 3                                               2,600,000         2,602,330
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 3                                                1,230,000         1,230,008
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 3                                                  529,242           529,595
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 3                                                   620,000           620,144
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      575,614           573,091
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 3                                                                   759,089           759,232
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 3,4                                                                340,000           339,932
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                                                                          848,527           845,412
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 4                                                                  461,608           464,202
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16 3                                                                2,900,000         3,056,990
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35 3                                                               790,000           791,162
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.42%, 7/1/36 3                                                                 2,060,000         2,060,129
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 3                                                   690,510           686,378
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                                 675,606           671,586
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 3                                                                 554,278           554,623
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 3                                                 1,500,000         1,500,118
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 3                                    2,670,000         2,675,599


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 3                                                           $       467,074   $       467,254
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                1,344,190         1,341,926
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 3                          1,230,000         1,229,749
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $38,375,970)                                                                         38,346,973

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.5%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.2%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--23.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/18-5/1/19                                                                                    7,111,030         6,899,628
5%, 8/1/33                                                                                                521,143           505,141
5%, 4/1/37 5                                                                                            5,190,000         5,016,457
6%, 4/1/17-9/1/24                                                                                       1,497,788         1,521,816
6.50%, 4/1/18-4/1/34                                                                                    5,064,437         5,202,512
7%, 5/1/29-11/1/32                                                                                      3,247,345         3,375,967
8%, 4/1/16                                                                                                 53,370            56,296
9%, 8/1/22-5/1/25                                                                                          15,838            16,996
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 3                                                                  747,432           749,586
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        432,270           443,867
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                     1,246,300         1,284,368
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        469,091           480,952
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       620,659           632,865
Series 2075, Cl. D, 6.50%, 8/15/28                                                                      1,485,566         1,522,793
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                        933,097           956,490
Series 2387, Cl. PD, 6%, 4/15/30                                                                          147,892           147,988
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                     1,667,191         1,715,862
Series 2500, Cl. FD, 5.82%, 3/15/32 3                                                                     189,106           191,021
Series 2526, Cl. FE, 5.72%, 6/15/29 3                                                                     271,665           274,213
Series 2551, Cl. FD, 5.72%, 1/15/33 3                                                                     211,955           214,004
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                       199,756           199,473
Series 3025, Cl. SJ, 5.243%, 8/15/35 3                                                                    164,450           167,377
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                               36,115            36,024
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 12.588%, 6/1/26 6                                                                     375,789            82,514
Series 183, Cl. IO, 9.522%, 4/1/27 6                                                                      578,234           132,542
Series 184, Cl. IO, 15.339%, 12/1/26 6                                                                    631,904           140,555


                         20 | OPPENHEIMER BALANCED FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 192, Cl. IO, 13.82%, 2/1/28 6                                                              $       182,160   $        43,279
Series 200, Cl. IO, 12.169%, 1/1/29 6                                                                     215,100            47,991
Series 2003-118, Cl. S, 8.772%, 12/25/33 6                                                              3,340,334           398,380
Series 2005-87, Cl. SG, 9.456%, 10/25/35 6                                                              5,506,188           328,413
Series 2130, Cl. SC, (2.461)%, 3/15/29 6                                                                  475,738            37,315
Series 216, Cl. IO, 12.223%, 12/1/31 6                                                                    408,106            87,987
Series 224, Cl. IO, 7.682%, 3/1/33 6                                                                    1,259,362           282,504
Series 243, Cl. 6, 26.368%, 12/15/32 6                                                                    788,931           178,947
Series 2796, Cl. SD, 0.711%, 7/15/26 6                                                                    704,778            59,852
Series 2802, Cl. AS, 1.619%, 4/15/33 6                                                                  1,286,292            76,129
Series 2920, Cl. S, (4.183)%, 1/15/35 6                                                                 3,994,397           189,174
Series 3000, Cl. SE, (3.921)%, 7/15/25 6                                                                4,128,075           160,289
Series 3110, Cl. SL, 4.408%, 2/15/26 6                                                                    668,623            23,686
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.608%, 6/1/26 7                                                            159,650           130,389
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                                  22,315,245        21,645,974
5%, 12/1/17-3/1/34                                                                                     35,832,243        35,104,283
5%, 12/1/17-4/1/22 5                                                                                   19,337,154        19,094,721
5.50%, 2/1/33-11/1/34                                                                                   9,475,130         9,400,326
5.50%, 4/1/22-4/1/37 5                                                                                 30,103,000        29,870,514
6%, 11/1/29-11/1/33                                                                                    16,953,291        17,136,876
6%, 4/1/21 5                                                                                           13,610,000        13,835,409
6.50%, 6/1/17-11/1/31                                                                                  11,818,341        12,165,702
7%, 11/1/17-1/1/35                                                                                      4,774,247         4,960,263
7.50%, 1/1/08-1/1/33                                                                                      509,345           534,080
8.50%, 7/1/32                                                                                              30,301            32,669
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                    1,352,963         1,396,107
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                                         84,133            84,889
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                 1,447,516         1,485,149
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                    1,155,084         1,188,631
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                         209,461           216,321
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                       715,308           728,359
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                      2,196,859         2,236,270
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                         95,397            95,564
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                  1,630,028         1,669,924
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        194,624           194,643
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                         21,729            21,678
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         17,155            17,107
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                     656,268           679,701
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                     630,000           619,457
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   1,045,000         1,034,020
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      1,218,018         1,200,889
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     1,869,000         1,839,209


                         21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                             $       160,000   $       149,343
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                   4,010,000         4,009,296
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  3,100,000         3,108,172
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 3                                                                  586,737           577,386
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 3                                                                1,469,138         1,434,030
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 3                                                                  481,205           469,644
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 3                                                                1,346,903         1,310,959
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                   3,912,156         3,920,705
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                   5,101,000         5,015,738
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, 3.376%, 10/25/23 6                                                                 35,435             2,521
Trust 2001-65, Cl. S, 8.584%, 11/25/31 6                                                                1,890,393           189,672
Trust 2001-81, Cl. S, 0.039%, 1/25/32 6                                                                   407,856            39,738
Trust 2002-38, Cl. IO, (5.061)%, 4/25/32 6                                                                683,700            39,645
Trust 2002-47, Cl. NS, (0.935)%, 4/25/32 6                                                                798,062            75,257
Trust 2002-51, Cl. S, (0.812)%, 8/25/32 6                                                                 732,799            69,088
Trust 2002-52, Cl. SD, (3.377)%, 9/25/32 6                                                                842,142            70,789
Trust 2002-77, Cl. IS, (0.108)%, 12/18/32 6                                                             1,164,822           106,333
Trust 2002-77, Cl. SH, 0.542%, 12/18/32 6                                                                 530,088            52,167
Trust 2002-9, Cl. MS, (0.119)%, 3/25/32 6                                                                 553,501            54,174
Trust 2002-96, Cl. SK, 9.692%, 4/25/32 6                                                                4,953,140           557,621
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 6                                                                 1,915,756           242,277
Trust 2003-4, Cl. S, 7.118%, 2/25/33 6                                                                  1,028,316           119,855
Trust 2003-46, Cl. IH, 6.682%, 6/25/33 6                                                                6,812,671         1,381,674
Trust 2004-54, Cl. DS, (7.098)%, 11/25/30 6                                                               761,734            46,189
Trust 2005-19, Cl. SA, (4.005)%, 3/25/35 6                                                             10,555,438           547,770
Trust 2005-40, Cl. SA, (4.202)%, 5/25/35 6                                                              2,279,285           111,827
Trust 2005-6, Cl. SE, (3.377)%, 2/25/35 6                                                               2,794,777           143,272
Trust 2005-71, Cl. SA, 3.218%, 8/25/25 6                                                                2,603,765           152,174
Trust 2006-33, Cl. SP, 12.499%, 5/25/36 6                                                               5,962,649           513,579
Trust 214, Cl. 2, 16.026%, 3/1/23 6                                                                     1,006,930           236,875
Trust 222, Cl. 2, 11.57%, 6/1/23 6                                                                      1,336,710           297,368
Trust 240, Cl. 2, 15.911%, 9/1/23 6                                                                     2,087,253           484,563
Trust 247, Cl. 2, 13.477%, 10/1/23 6                                                                      270,213            70,347
Trust 252, Cl. 2, 10.439%, 11/1/23 6                                                                      987,237           234,971
Trust 273, Cl. 2, 11.268%, 8/1/26 6                                                                       277,820            61,199
Trust 319, Cl. 2, 9.72%, 2/1/32 6                                                                         396,764            93,425
Trust 321, Cl. 2, 5.323%, 4/1/32 6                                                                      4,063,741           957,550
Trust 329, Cl. 2, 8.73%, 1/1/33 6                                                                       1,066,280           244,741
Trust 331, Cl. 9, 8.781%, 2/1/33 6                                                                        136,445            31,356
Trust 334, Cl. 17, 23.434%, 2/1/33 6                                                                      657,815           161,298
Trust 342, Cl. 2, 9.072%, 9/1/33 6                                                                      1,194,628           275,123
Trust 344, Cl. 2, 4.563%, 12/1/33 6                                                                     1,402,637           321,907
Trust 346, Cl. 2, 11.829%, 12/1/33 6                                                                    2,357,243           538,337
Trust 350, Cl. 2, 10.052%, 3/1/34 6                                                                     1,797,206           410,679
Trust 362, Cl. 12, 5.572%, 8/1/35 6                                                                     5,680,786         1,265,686
Trust 362, Cl. 13, 5.607%, 8/1/35 6                                                                     3,155,651           694,198


                         22 | OPPENHEIMER BALANCED FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 6.044%, 9/25/23 7                                                $       471,625   $       382,652
                                                                                                                    ----------------
                                                                                                                        243,773,547

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.375%, 3/20/26 3                                                                                          24,919            25,220
7%, 4/15/09-4/15/26                                                                                       246,672           257,439
7.50%, 3/15/09-5/15/27                                                                                    916,028           956,323
8%, 5/15/17                                                                                                36,339            38,380
8.50%, 8/15/17-12/15/17                                                                                    22,483            23,921
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.666)%, 1/16/27 6                                                               980,318            69,765
Series 2002-15, Cl. SM, (6.848)%, 2/16/32 6                                                               772,568            55,247
Series 2002-76, Cl. SY, (3.668)%, 12/16/26 6                                                            1,876,030           157,416
Series 2004-11, Cl. SM, (6.588)%, 1/17/30 6                                                               654,045            47,783
                                                                                                                    ----------------
                                                                                                                          1,631,494

------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    1,810,000         1,778,048
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                  1,224,552         1,246,871
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 3                                                                  57,210            57,164
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  1,030,417         1,041,365
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 3,4                                                                815,816           816,544
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                    460,000           458,734
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                 2,150,000         2,160,750
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                1,659,629         1,655,195
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                              2,163,910         2,168,069
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                   518,044           518,495
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                                   676,288           682,141
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                   960,000           946,555
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 1,080,000         1,072,487


                         23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                $       195,677   $       195,678
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                1,520,000         1,491,635
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                1,200,000         1,201,129
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 4                                                              1,600,000         1,613,132
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 440,000           433,260
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               1,560,000         1,544,336
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                410,000           410,832
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 1,280,000         1,274,041
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                 1,780,000         1,793,698
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                                                                 1,423,088         1,411,210
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                    1,621,939         1,621,681
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                 2,221,548         2,241,872
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                           1,554,000         1,654,524
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                   813,032           813,230
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                  1,894,210         1,890,341
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   2,015,355         2,010,735
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                     2,338,836         2,332,830
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   2,490,000         2,467,728
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                        492,000           494,024
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 3                                                                423,049           422,706
                                                                                                                    ----------------
                                                                                                                         41,921,040


                         24 | OPPENHEIMER BALANCED FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                           $     2,521,813   $     2,556,488
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 1,414,250         1,444,047
                                                                                                                    ----------------
                                                                                                                          4,000,535
                                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $291,319,126)                                                                   291,326,616

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.2%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9                                                              1,245,000         1,212,377
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                    1,160,000         1,148,163
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 9                                                                                        2,555,000         2,547,708
6%, 5/15/11 9                                                                                           2,305,000         2,405,599
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 9                                                                                        5,178,000         4,883,506
8.875%, 8/15/17 9,10                                                                                      790,000         1,056,625
STRIPS, 4.96%, 2/15/16 8                                                                                  171,000           113,253
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13                                                                                         2,030,000         1,961,408
4.625%, 10/31/11-2/29/12                                                                                6,091,000         6,114,365
4.625%, 12/31/11-2/15/17 9                                                                              4,896,000         4,894,336
4.75%, 2/28/09-2/15/10                                                                                  3,252,000         3,271,003
4.75%, 1/31/12 9                                                                                        3,822,000         3,856,490
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $33,333,206)                                                                     33,464,833

------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.4%
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                        500,000           556,814
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                          1,645,000         1,684,774
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 11                                                            3,530,000         3,399,284
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                                 1,025,000           919,938
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                          1,355,000         1,405,453
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                      1,255,000         1,335,134
------------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 4                                            2,240,000         2,342,084
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                              1,955,000         2,065,219
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                              395,000           395,805
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                       1,530,000         1,585,845
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                 1,425,000         1,419,343
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                                         440,000           533,563
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                               2,050,000         2,059,127
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 12                                                           2,095,000         2,062,825
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                        677,000           689,694


                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                   $     1,265,000   $     1,218,291
6.125% Nts., 1/15/14                                                                                      895,000           879,461
8% Sr. Nts., 2/1/09                                                                                       700,000           726,285
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 3                                                                           780,000           781,787
7.30% Nts., 1/15/12                                                                                     1,955,000         2,112,434
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                        1,285,000         1,550,379
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 4                                                           535,000           542,356
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                                        1,455,000         1,532,540
------------------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                                645,000           657,539
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                         244,000           237,900
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                      2,530,000         2,539,488
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                              390,000           394,875
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33                                      525,000           492,234
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                    915,000           982,076
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                             770,000           877,416
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 12                                                3,780,000         3,984,528
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                     1,870,000         1,890,103
9.445% Unsub. Nts., 12/15/08 3                                                                            228,000           243,849
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                      1,670,000         1,795,469
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                           2,070,000         2,051,349
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 11,12                                                   3,400,000         3,333,088
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                         980,000         1,030,225
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 12                                                                290,000           295,126
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 4                                                   1,480,000         1,600,250
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 3                                                  3,000,000         2,982,894
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 12                                                             1,955,000         1,958,441
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 12                             1,140,000         1,139,204
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 3                                                920,000           954,500
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                    2,090,000         2,052,405
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                                    525,000           605,231
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                                   225,000           202,500
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                          1,630,000         1,653,322
7.75% Sr. Unsec. Nts., 2/15/12                                                                            190,000           207,882
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                           1,820,000         1,636,058
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                        1,810,000         1,961,122
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                      2,075,000         2,071,248


                         26 | OPPENHEIMER BALANCED FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                      $     1,915,000   $     1,989,771
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                             610,000           643,001
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                              1,825,000         1,919,311
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                                   1,675,000         1,703,607
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                         1,300,000         1,191,206
7.125% Sr. Unsec. Nts., 6/15/09                                                                         1,170,000         1,214,152
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                   715,000           722,696
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                       1,100,000         1,056,804
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                             2,435,000         2,450,219
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                               2,005,000         2,195,475
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                             1,325,000         1,395,915
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                         195,000           200,729
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                   2,950,000         3,082,750
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 12                                   2,247,556         2,225,004
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 12                                  511,173           482,565
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                        2,540,000         2,508,814
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 12                                            2,520,000         3,180,442
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                 2,140,000         2,682,083
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                             1,320,000         1,319,030
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                 2,830,000         2,790,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 4                                                               245,000           246,225
------------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                         750,000           800,982
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                         865,000           836,576
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                    1,309,000         1,311,712
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                         550,000           555,314
------------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                    515,000           524,934
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                            2,010,000         2,090,117
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                                850,000           823,825
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                            315,000           315,249
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                              2,590,000         2,503,901
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                      2,060,000         2,044,911
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                            1,815,000         1,989,599
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                       930,000           949,499
7.625% Sr. Unsec. Nts., 2/15/12                                                                           640,000           691,208
------------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 3,12                                          1,565,000         1,573,539
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                                865,000         1,054,514


                         27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                        $     1,485,000   $     1,482,089
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                    1,330,000         1,339,434
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 3,4                                                         1,865,000         1,865,621
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                         1,270,000         1,257,300
3.875% Sr. Unsec. Nts., 10/15/08                                                                          590,000           573,775
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                               2,055,000         2,054,268
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                     1,705,000         1,775,636
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 4                       2,385,000         2,444,625
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                             2,950,000         3,178,439
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                               1,345,000         1,477,678
                                                                                                                    ----------------

Total Non-Convertible Corporate Bonds and Notes (Cost $140,901,494)                                                     142,343,426

                                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--6.7%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 13,14
(Cost $71,299,875)                                                                                     71,299,875        71,299,875

------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
(Cost $993,648,758)                                                                                                   1,127,769,364

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 15
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.14% in joint repurchase agreement (Principal Amount/
Value $3,500,000,000, with a maturity value of $3,501,591,771) with Bank of
America NA, 5.4575%, dated 3/30/07, to be repurchased at $4,994,077 on
4/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%, 9/1/33-6/1/35,
with a value of $3,570,000,000 (Cost $4,991,807)                                                  $     4,991,807         4,991,807

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $998,640,565)                                                             106.9%    1,132,761,171
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (6.9)      (73,582,647)
                                                                                                  ----------------------------------
NET ASSETS                                                                                                  100.0%  $ 1,059,178,524
                                                                                                  ==================================


                         28 | OPPENHEIMER BALANCED FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM        VALUE
              SUBJECT TO CALL        DATES      PRICE    RECEIVED   SEE NOTE 1
------------------------------------------------------------------------------
Amgen, Inc.               159      4/23/07       $ 75   $  83,552   $      795
Amgen, Inc.               797      1/21/08         70     272,089       99,625
                                                        ----------------------
                                                        $ 355,641   $  100,420
                                                        ======================

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $12,274,971, which represents 1.16% of the Fund's net assets. See Note 10 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,495,013 or 1.27% of the Fund's net assets as of March 31, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $513,041 or 0.05% of the Fund's net assets as of March 31, 2007.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 11 of accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $234,063. See Note 6 of accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,234,762 or 1.91% of the Fund's net assets as of March 31, 2007.

13. Rate shown is the 7-day yield as of March 31, 2007.

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES                                     SHARES
                                  SEPTEMBER 30,         GROSS          GROSS     MARCH 31,
                                           2006     ADDITIONS     REDUCTIONS          2007
------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23%                    --   280,569,945    209,270,070    71,299,875

                                                                       VALUE      DIVIDEND
                                                                  SEE NOTE 1        INCOME
------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23%                                       $ 71,299,875   $ 2,311,682

15. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 11 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $927,340,690)                                                  $  1,061,461,296
Affiliated companies (cost $71,299,875)                                                           71,299,875
                                                                                            -----------------
                                                                                               1,132,761,171
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                 187,289
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $205,428)                                                          48,518
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $6,174,805 sold on a when-issued basis or forward commitment)          8,163,740
Interest, dividends and principal paydowns                                                         4,452,742
Shares of beneficial interest sold                                                                   346,093
Other                                                                                                 68,566
                                                                                            -----------------
Total assets                                                                                   1,146,028,119

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $355,641)--see accompanying
statement of investments                                                                             100,420
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                         4,991,807
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums paid $370)                                                                 269,307
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $74,144,778 purchased on a when-issued basis
or forward commitment)                                                                            79,099,060
Shares of beneficial interest redeemed                                                             1,274,375
Distribution and service plan fees                                                                   578,059
Trustees' compensation                                                                               204,428
Transfer and shareholder servicing agent fees                                                        123,059
Shareholder communications                                                                           103,036
Futures margins                                                                                       67,144
Other                                                                                                 38,900
                                                                                            -----------------
Total liabilities                                                                                 86,849,595

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  1,059,178,524
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $    909,795,435
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  5,768,265
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                     9,604,463
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                134,010,361
                                                                                            -----------------
NET ASSETS                                                                                  $  1,059,178,524
                                                                                            =================


                         30 | OPPENHEIMER BALANCED FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $846,679,388
and 60,656,619 shares of beneficial interest outstanding)                                   $  13.96
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                          $  14.81
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $95,340,626 and 6,991,134 shares
of beneficial interest outstanding)                                                         $  13.64
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $97,680,900 and 7,126,240 shares
of beneficial interest outstanding)                                                         $  13.71
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,477,610 and 1,410,676 shares
of beneficial interest outstanding)                                                         $  13.81

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Interest                                                                  $     12,017,215
-------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $77,509)             3,051,971
Affiliated companies                                                             2,311,682
-------------------------------------------------------------------------------------------
Portfolio lending fees                                                             227,336
                                                                          ----------------
Total investment income                                                         17,608,204

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                  3,558,933
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                            895,758
Class B                                                                            483,660
Class C                                                                            475,660
Class N                                                                             44,294
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                            518,857
Class B                                                                            106,493
Class C                                                                             89,674
Class N                                                                             20,900
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                             74,384
Class B                                                                             18,029
Class C                                                                             10,683
Class N                                                                              1,315
-------------------------------------------------------------------------------------------
Trustees' compensation                                                              49,972
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          6,319
-------------------------------------------------------------------------------------------
Other                                                                               44,613
                                                                          ----------------
Total expenses                                                                   6,399,544
Less reduction to custodian expenses                                                (1,645)
Less waivers and reimbursements of expenses                                        (43,865)
                                                                          ----------------
Net expenses                                                                     6,354,034

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           11,254,170


                         32 | OPPENHEIMER BALANCED FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $     18,636,095
Closing and expiration of futures contracts                                        657,656
Foreign currency transactions                                                      115,482
Swap contracts                                                                    (202,031)
Net increase from payments by affiliate                                              2,270
                                                                          ----------------
Net realized gain                                                               19,209,472
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     47,765,058
Translation of assets and liabilities denominated in foreign currencies            307,308
Futures contracts                                                                 (485,315)
Option contracts written                                                           255,221
Swap contracts                                                                     (70,812)
                                                                          ----------------
Net change in unrealized appreciation                                           47,771,460

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $     78,235,102
                                                                          ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS               YEAR
                                                                    ENDED              ENDED
                                                           MARCH 31, 2007      SEPTEMBER 30,
                                                              (UNAUDITED)               2006
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                    $     11,254,170   $     18,884,078
---------------------------------------------------------------------------------------------
Net realized gain                                              19,209,472         69,364,968
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          47,771,460        (53,167,263)
                                                         ------------------------------------
Net increase in net assets resulting from operations           78,235,102         35,081,783

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (10,023,606)       (16,011,740)
Class B                                                          (743,441)        (1,186,200)
Class C                                                          (759,184)        (1,173,973)
Class N                                                          (189,942)          (238,509)
                                                         ------------------------------------
                                                              (11,716,173)       (18,610,422)
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                       (51,176,554)       (39,741,174)
Class B                                                        (6,078,031)        (5,399,948)
Class C                                                        (5,885,017)        (4,997,038)
Class N                                                        (1,116,454)          (703,418)
                                                         ------------------------------------
                                                              (64,256,056)       (50,841,578)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        33,887,606        111,393,954
Class B                                                        (2,797,030)         3,678,115
Class C                                                         4,757,318          8,465,336
Class N                                                         4,593,648          3,576,958
                                                         ------------------------------------
                                                               40,441,542        127,114,363

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                 42,704,415         92,744,146
---------------------------------------------------------------------------------------------
Beginning of period                                         1,016,474,109        923,729,963
                                                         ------------------------------------
End of period (including accumulated net investment
income of $5,768,265 and $6,230,268, respectively)       $  1,059,178,524   $  1,016,474,109
                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2007                                                               SEPT. 30,
CLASS A                                       (UNAUDITED)           2006           2005           2004           2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        13.94     $    14.51     $    13.75     $    12.55     $    10.51  $    12.14
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .16 1          .30 1          .24 1          .14            .21         .35
Net realized and unrealized gain (loss)               .92            .21           1.38           1.16           2.08       (1.29)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                     1.08            .51           1.62           1.30           2.29        (.94)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.17)          (.29)          (.16)          (.10)          (.22)       (.31)
Tax return of capital distribution                     --             --             --             --           (.03)         --
Distributions from net realized gain                 (.89)          (.79)          (.70)            --             --        (.38)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.06)         (1.08)          (.86)          (.10)          (.25)       (.69)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        13.96     $    13.94     $    14.51     $    13.75     $    12.55  $    10.51
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.87%          3.86%         12.13%         10.37%         21.98%      (8.58)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      846,679     $  810,738     $  725,836     $  651,754     $  575,799  $  483,311
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      839,233     $  752,163     $  694,147     $  631,041     $  523,477  $  570,796
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                2.32%          2.16%          1.69%          1.05%          1.78%       2.84%
Total expenses                                       1.05% 4        1.06%          1.05%          1.07%          1.11%       1.15%
Expenses after payments and waivers and
reduction to custodian expenses                      1.04%          1.06%          1.05%          1.06%          1.11%       1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35% 5          84% 5          73% 5          61% 5         205%         31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended March 31, 2007      1.06%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Six Months Ended March 31, 2007        $   420,117,728    $   434,884,666
      Year Ended September 30, 2006            1,329,963,782      1,377,730,782
      Year Ended September 30, 2005            2,097,453,846      2,135,377,175
      Year Ended September 30, 2004            1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2007                                                               SEPT. 30,
CLASS B                                       (UNAUDITED)           2006           2005           2004           2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        13.64     $    14.23     $    13.53     $    12.40     $    10.38  $    12.01
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10 1          .17 1          .11 1          .02            .09         .25
Net realized and unrealized gain (loss)               .90            .20           1.36           1.13           2.07       (1.29)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                     1.00            .37           1.47           1.15           2.16       (1.04)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.11)          (.17)          (.07)          (.02)          (.11)       (.21)
Tax return of capital distribution                     --             --             --             --           (.03)         --
Distributions from net realized gain                 (.89)          (.79)          (.70)            --             --        (.38)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.00)          (.96)          (.77)          (.02)          (.14)       (.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        13.64     $    13.64     $    14.23     $    13.53     $    12.40  $    10.38
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.41%          2.84%         11.17%          9.26%         20.91%      (9.38)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       95,341     $   98,021     $   98,271     $   84,924     $   64,944  $   54,757
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       97,199     $   95,979     $   92,677     $   77,082     $   57,836  $   64,702
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.42%          1.24%          0.76%          0.11%          0.81%       2.02%
Total expenses                                       1.95% 4        1.99%          1.98%          2.02%          2.08%       1.97%
Expenses after payments and waivers and
reduction to custodian expenses                      1.94%          1.99%          1.98%          2.02%          2.08%       1.97%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35% 5          84% 5          73% 5          61% 5         205%         31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended March 31, 2007      1.96%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Six Months Ended March 31, 2007        $   420,117,728    $   434,884,666
      Year Ended September 30, 2006            1,329,963,782      1,377,730,782
      Year Ended September 30, 2005            2,097,453,846      2,135,377,175
      Year Ended September 30, 2004            1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER BALANCED FUND

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2007                                                               SEPT. 30,
CLASS C                                       (UNAUDITED)           2006           2005           2004           2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     13.71     $    14.29     $    13.59     $    12.44     $    10.42  $    12.06
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10 1          .18 1          .11 1          .04            .11         .24
Net realized and unrealized gain (loss)               .90            .21           1.37           1.13           2.06       (1.29)
                                              -------------------------------------------------------------------------------------
Total from investment operations                     1.00            .39           1.48           1.17           2.17       (1.05)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.11)          (.18)          (.08)          (.02)          (.12)       (.21)
Tax return of capital distribution                     --             --             --             --           (.03)         --
Distributions from net realized gain                 (.89)          (.79)          (.70)            --             --        (.38)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.00)          (.97)          (.78)          (.02)          (.15)       (.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     13.71     $    13.71     $    14.29     $    13.59     $    12.44  $    10.42
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.40%          2.97%         11.18%          9.45%         20.98%      (9.41)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $    97,681     $   92,782     $   87,820     $   68,018     $   47,212  $   33,300
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $    95,563     $   90,567     $   78,091     $   60,095     $   38,407  $   37,412
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.46%          1.30%          0.83%          0.19%          0.90%       2.03%
Total expenses                                       1.91% 4        1.93%          1.91%          1.93%          1.98%       1.96%
Expenses after payments and waivers and
reduction to custodian expenses                      1.90%          1.92%          1.91%          1.93%          1.98%       1.96%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35% 5          84% 5          73% 5          61% 5         205%         31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended March 31, 2007      1.92%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Six Months Ended March 31, 2007        $   420,117,728    $   434,884,666
      Year Ended September 30, 2006            1,329,963,782      1,377,730,782
      Year Ended September 30, 2005            2,097,453,846      2,135,377,175
      Year Ended September 30, 2004            1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                         YEAR
                                              ENDED                                                                        ENDED
                                     MARCH 31, 2007                                                                    SEPT. 30,
CLASS N                                 (UNAUDITED)            2006            2005             2004          2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $     13.80     $     14.38     $     13.65      $     12.49   $     10.48   $     12.13
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .13 1           .24 1           .17 1            .10           .20           .39
Net realized and unrealized gain
(loss)                                          .92             .21            1.38             1.12          2.01         (1.38)
                                        ------------------------------------------------------------------------------------------
Total from investment operations               1.05             .45            1.55             1.22          2.21          (.99)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.15)           (.24)           (.12)            (.06)         (.17)         (.28)
Tax return of capital
distribution                                     --              --              --               --          (.03)           --
Distributions from net realized
gain                                           (.89)           (.79)           (.70)              --            --          (.38)
                                        ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                 (1.04)          (1.03)           (.82)            (.06)         (.20)         (.66)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $     13.81     $     13.80     $     14.38      $     13.65   $     12.49   $     10.48
                                        ==========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                        7.68%           3.42%          11.66%            9.77%        21.27%        (8.94)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $    19,478     $    14,933     $    11,803      $     8,772   $     3,349   $       798
----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                          $    17,811     $    13,425     $    10,278      $     5,701   $     1,604   $       454
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          1.93%           1.76%           1.24%            0.55%         1.24%         2.49%
Total expenses                                 1.45% 4         1.47%           1.50%            1.58%         1.76%         1.48%
Expenses after payments and
waivers and reduction to
custodian expenses                             1.44%           1.47%           1.50%            1.57%         1.62%         1.48%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          35% 5           84% 5           73% 5            61% 5        205%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended March 31, 2007      1.46%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Six Months Ended March 31, 2007            $  420,117,728     $   434,884,666
   Year Ended September 30, 2006               1,329,963,782       1,377,730,782
   Year Ended September 30, 2005               2,097,453,846       2,135,377,175
   Year Ended September 30, 2004               1,069,526,653       1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including


                         39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $74,144,778 of securities issued on a when-issued basis or forward commitment and sold $6,174,805 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                         40 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential


                         41 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $884,542 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund utilized $2,115,654 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of September 30, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $156,550 and $727,992 of straddle losses.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2007, the Fund's projected benefit obligations were increased by $38,329 and payments of $26,014 were made to retired trustees, resulting in an accumulated liability of $136,133 as of March 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual


                         42 | OPPENHEIMER BALANCED FUND
compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                         43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED MARCH 31, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                              SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                       3,129,024   $  43,826,393      6,707,218   $   92,313,989
Dividends and/or
distributions reinvested                   4,092,485      56,455,940      3,764,837       51,001,543
Acquisition-Note 13                               --              --      7,679,053      105,279,820
Redeemed                                  (4,727,257)    (66,394,727)    (9,999,585)    (137,201,398)
                                          -----------------------------------------------------------
Net increase                               2,494,252   $  33,887,606      8,151,523   $  111,393,954
                                          ===========================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                         568,155   $   7,772,587      1,486,495   $   20,023,127
Dividends and/or
distributions reinvested                     473,299       6,387,648        459,149        6,095,358
Acquisition-Note 13                               --              --        852,361       11,421,633
Redeemed                                  (1,236,309)    (16,957,265)    (2,519,583)     (33,862,003)
                                          -----------------------------------------------------------
Net increase (decrease)                     (194,855)  $  (2,797,030)       278,422   $    3,678,115
                                          ===========================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                         654,420   $   8,990,560      1,733,303   $   23,444,138
Dividends and/or
distributions reinvested                     443,947       6,022,462        420,150        5,602,992
Acquisition-Note 13                               --              --        622,399        8,383,715
Redeemed                                    (741,672)    (10,255,704)    (2,152,123)     (28,965,509)
                                          -----------------------------------------------------------
Net increase                                 356,695   $   4,757,318        623,729   $    8,465,336
                                          ===========================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                         353,126   $   4,958,051        394,439   $    5,367,295
Dividends and/or
distributions reinvested                      89,760       1,225,724         67,430          905,224
Acquisition-Note 13                               --              --        134,474        1,824,806
Redeemed                                    (114,208)     (1,590,127)      (334,942)      (4,520,367)
                                          -----------------------------------------------------------
Net increase                                 328,678   $   4,593,648        261,401   $    3,576,958
                                          ===========================================================


                         44 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                              PURCHASES           SALES
          -------------------------------------------------------------
          Investment securities           $ 265,827,443   $ 262,732,027
          U.S. government and
          government agency obligations 58,515,298 55,817,279 To Be Announced (TBA)
          mortgage-related securities       420,117,728     434,884,666

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

          FEE SCHEDULE
          -------------------------------
          Up to $200 million        0.75%
          Next $200 million         0.72
          Next $200 million         0.69
          Next $200 million         0.66
          Next $700 million         0.60
          Over $1.5 billion         0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $751,313 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.


                         45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $2,961,750, $1,882,768 and $216,963, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
March 31, 2007       $ 208,604         $ 2,607        $ 99,971         $ 5,079           $ 748

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2007, the Manager waived $43,865 for IMMF management fees.

      The Distributor paid the Fund $2,270 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                         46 | OPPENHEIMER BALANCED FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                         47 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                                  EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                   DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 30 yr.           6/20/07         361   $    40,161,250   $     (149,697)
                                                                             --------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.            6/29/07         459        94,044,797         (167,896)
U.S. Treasury Nts., 5 yr.            6/29/07         169        17,879,672          (82,074)
U.S. Treasury Nts., 10 yr.           6/20/07         127        13,731,875           44,596
                                                                             --------------
                                                                                   (205,374)
                                                                             --------------
                                                                             $     (355,071)
                                                                             ==============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                         48 | OPPENHEIMER BALANCED FUND

Written option activity for the six months ended March 31, 2007 was as follows:

                                                       CALL OPTIONS
                                           ------------------------
                                           NUMBER OF      AMOUNT OF
                                           CONTRACTS       PREMIUMS
            -------------------------------------------------------
            Options outstanding as of
            September 30, 2006                    --      $      --
            Options written                      956        355,641
                                           ------------------------
            Options outstanding as of
            March 31, 2007                       956      $ 355,641
                                           ========================

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                         49 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                    BUY/SELL   NOTIONAL
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY            REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:
                        Dow Jones CDX North
                        America Crossover Index          Buy   $  2,485         1.650%     12/20/11      $    (46,638)  $  (21,127)
                        Dow Jones CDX North
                        America Crossover Index          Buy      1,990         1.650      12/20/11           (38,173)     (16,918)
                        Dow Jones CDX North
                        America Crossover Index          Buy      2,485         1.650      12/20/11           (39,340)     (21,127)
                        Ford Motor Credit Co.           Sell      2,205         0.500       6/20/07                --         (876)
                        Freescale
                        Semiconductor, Inc.             Sell      1,010         0.600       3/20/08                --       (4,338)
                        Freescale
                        Semiconductor, Inc.             Sell      1,075         0.750       3/20/08                --       (3,064)
                        Univision
                        Communications, Inc.            Sell        495         0.750       3/20/08                --          (32)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                        Abitibi-Consolidated
                        Co. of Canada                   Sell      1,600         1.520       9/20/07                --        5,270
                        Allied Waste North
                        America, Inc.                   Sell        630         2.000       9/20/09                --       13,034
                        Allied Waste North
                        America, Inc.                   Sell        990         2.000       9/20/09                --       20,481
                        Bombardier, Inc.                Sell        500         0.900       9/20/07                --        1,082
                        CDX.NA.IG.7                      Buy      3,600         0.400      12/20/11               370       (5,357)
                        Dow Jones CDX North
                        America Crossover Index          Buy      2,485         1.650      12/20/11           (39,867)     (35,250)
                        Eastman Kodak Co.               Sell      1,395         1.000      12/20/08                --       13,271
                        GMAC LLC                        Sell        510         2.300       6/20/07                --        1,819
                        J.C. Penney Co., Inc.            Buy        610         0.580       3/20/12                --       (2,493)
                        Weyerhaeuser Co.                 Buy      1,990         0.580       9/20/11                --      (10,038)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                        Arrow Electronics, Inc.          Buy      1,990         0.790       9/20/11                --      (25,075)
                        Arrow Electronics, Inc.          Buy      1,000         0.770       9/20/11                --      (11,793)
                        ArvinMeritor, Inc.              Sell        555         1.050       9/20/07                --          951
                        ArvinMeritor, Inc.              Sell        460         1.100       9/20/07                --          904
                        ArvinMeritor, Inc.              Sell         40         1.200       9/20/07                --           99
                        Belo Corp.                       Buy      1,190         0.650       6/20/11                --      (10,488)
                        Belo Corp.                       Buy        655         0.670       6/20/11                --       (6,275)
                        Belo Corp.                       Buy      1,325         0.675       6/20/11                --      (12,948)
                        Bombardier, Inc.                Sell        560         1.000       9/20/07                --        2,101
                        Bombardier, Inc.                Sell        555         1.050       9/20/07                --        2,222
                        Dow Jones CDX North
                        America Crossover Index          Buy      2,485         1.650      12/20/11           (41,410)     (23,226)
                        El Paso Corp.                   Sell      2,090         0.520       3/20/10                --          191
                        Ford Motor Co.                   Buy        990         5.300      12/20/08                --      (34,141)
                        Ford Motor Co.                   Buy      2,090         5.400      12/20/08                --      (75,491)
                        Ford Motor Co.                  Sell        990         7.050      12/20/16                --        1,716
                        Ford Motor Co.                  Sell      2,090         7.150      12/20/16                --       13,767
                        General Motors Corp.             Buy      1,035         4.000      12/20/08                --      (26,951)
                        General Motors Corp.             Buy      1,005         3.950      12/20/08                --      (25,341)
                        General Motors Corp.            Sell      1,035         5.800      12/20/16                --       27,982
                        General Motors Corp.            Sell      1,005         5.750      12/20/16                --       24,431
                        GMAC LLC                        Sell      1,290         3.150       6/20/07                --        8,003
                        Hyundai Motor
                        Manufacturing
                        Alabama LLC                     Sell        865         0.400       6/20/07                --          371


                         50 | OPPENHEIMER BALANCED FUND

                                                    BUY/SELL   NOTIONAL
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION          PREMIUM
COUNTERPARTY            REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
Continued
                        Inco Ltd.                        Buy   $  1,065         0.630%      3/20/17      $         --   $   (5,975)
                        Inco Ltd.                        Buy      1,055         0.700       3/20/17                --       (6,133)
                        International Paper Co.          Buy      2,065         0.409      12/20/11                --        2,066
                        J.C. Penney Co., Inc.           Sell      1,990         0.610       6/20/13                --       (2,498)
                        Vale Overseas Ltd.              Sell      1,065         1.100       3/20/17                --        9,525
                        Vale Overseas Ltd.              Sell      1,055         1.170       3/20/17                --       15,009
                                                                                                         --------------------------
                                                                                                         $   (205,058)  $ (222,660)
                                                                                                         ==========================

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

                  NOTIONAL
SWAP                AMOUNT             PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY        (000S)            THE FUND            THE FUND          DATE     VALUE
-------------------------------------------------------------------------------------------
                                                  If positive, the
                                                 absolute value of
                              If negative, the     Lehman Brothers
                             absolute value of    U.S. CMBS Index:
                               Lehman Brothers       Aggregate AAA
Goldman Sachs                 U.S. CMBS Index:       plus 15 basis
Capital Markets   $  4,190       Aggregate AAA              points        9/1/07   $ 1,871

Abbreviation is as follows:

CMBS           Commercial Mortgage Backed Securities


                         51 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
11. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $12,363,557, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $4,991,807 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $7,654,592 was also received in the form of securities.

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12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.


                         52 | OPPENHEIMER BALANCED FUND

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
13. ACQUISITION OF OPPENHEIMER DISCIPLINED ALLOCATION FUND

On May 11, 2006, the Fund acquired all of the net assets of Oppenheimer Disciplined Allocation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Disciplined Allocation Fund shareholders on April 20, 2006. The Fund issued (at an exchange ratio of 1.082920 for Class A,
1.125484 for Class B, 1.087721 for Class C and 1.090241 for Class N of the Fund) to one share of Oppenheimer Disciplined Allocation Fund 7,679,053; 852,361; 622,399 and 134,474 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $105,279,820, $11,421,633, $8,383,715 and
$1,824,806 in exchange for the net assets, resulting in combined Class A net assets of $811,983,024, Class B net assets of $101,954,869, Class C net assets of $95,423,574 and Class N net assets of $14,874,615 on May 11, 2006. The net assets acquired included net unrealized appreciation of $7,913,564 and an unused capital loss carryforward of $2,329,209 potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         53 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         54 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         55 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy, Emmanuel Ferreira and Angelo Manioudakis, and the Manager's Value and Core-Plus investment teams and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load mixed-asset target allocation moderate funds advised by other investment advisers. The Board noted that the Fund's ten-year performance was better than its peer group median. However its three-year performance was equal to its peer group median and its one-year and five-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation moderate funds and other funds with comparable asset levels and distribution features. The Board noted that, although the Fund's contractual and actual management fees are higher than its peer group median, its total expenses are equal to its peer group median.


                         56 | OPPENHEIMER BALANCED FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         57 | OPPENHEIMER BALANCED FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007